Expense Example (Vanguard Tax-Managed International Fund, USD $)	12 Months Ended
Dec. 31, 2010
Vanguard Tax-Managed International Fund - Admiral Shares
Expense Example
1 YEAR,	$ 123
3 YEAR,	173
5 YEAR,	101
10 YEAR,	230
Vanguard Tax-Managed International Fund - Institutional Shares
Expense Example
1 YEAR,	113
3 YEAR,	141
5 YEAR,	45
10 YEAR,	$ 103